Segments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Schedule of Revenue from External Customers by Country

Revenue from external customers by country, based on the location of the customer is as follows:

	SIX MONTHS ENDED JUNE 30,
ANALYSIS OF REVENUE BY COUNTRY:	2022	2023

United States	$101,178	$19,070
Italy	31,800	8,601
United Kingdom	17,552	3,831
Germany	6,533	2,317
Colombia	5,611	5,571
Sweden	3,233	908
Brazil	1,409	804
Switzerland	1,053	117
Japan	1,038	766
Spain	609	228
Austria	467	—
Netherlands	161	124
Denmark	9	45
Other	485	797
Total revenue	$171,138	$43,177

Schedule of Non-current Assets by Country

Non-current assets by country are as follows:

ANALYSIS OF NON-CURRENT ASSETS BY COUNTRY:	AS OF DECEMBER 31, 2022	AS OF JUNE 30, 2023
United Kingdom	$137,811	$135,346
United States	19,986	17,869
Italy	9,324	8,280
Colombia	3,622	669
Spain	716	543
Sweden	605	570
Germany	413	32
Other	1,597	2,208
Total	$174,074	$165,517